9. Net Income (Loss) per Common Share	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
9. Net Income (Loss) per Common Share

Note 9. Net Income (Loss) per Common Share

The following is a reconciliation of weighted common shares outstanding used in the calculation of basic and diluted net income (loss) per common share:

	Year Ended	Year Ended
	December 31, 2015	December 31, 2014
Net income (loss)	$(515,653)	$(3,619,192)
Weighted average shares used for basic net income (loss) per common share	44,637,046	32,542,940
Incremental diluted shares	—	—
Weighted average shares used for diluted net income (loss) per common share	44,637,046	32,542,940
Net income (loss) per common share:
Basic	$(0.11)	$(0.01)
Diluted	$(0.11)	$(0.01)

As of December 31, 2015, no potentially dilutive shares were issued or outstanding. As a result of the net loss for the period, the Company excluded 681,569 total shares from its calculation of diluted net income (loss) per common share for the year ended December 31, 2014 because their effect would have been antidilutive. These shares were comprised of 38,255 shares of common stock, 26,289 of warrants and 617,055 of share equivalents associated with convertible notes payable.